Capital and Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Financial liabilities - cash outflows
Trade and other payables		$ 5,778	$ 5,568
Lease liabilities under IFRS 16		2,176	2,289
Other interest-bearing loans and borrowings		12,088	15,770
Interest payments on other interest-bearing loans and borrowings	[1]	3,439	3,546
Cross-currency swaps - gross cash outflows		2,345	1,828
Other derivative financial instruments		6	5
Gross projected cash outflows		25,832	29,006
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[2]	(197)	(73)
Cross-currency swaps - gross cash inflows		(2,350)	(1,816)
Other derivative financial instruments		(5)	(5)
Gross projected cash inflows		(2,552)	(1,894)
Within 1 year [member]
Financial liabilities - cash outflows
Trade and other payables		4,797	4,916
Lease liabilities under IFRS 16		301	309
Other interest-bearing loans and borrowings		1,270	6,626
Interest payments on other interest-bearing loans and borrowings	[1]	345	345
Cross-currency swaps - gross cash outflows		2,345	1,814
Other derivative financial instruments		5	4
Gross projected cash outflows		9,063	14,014
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[2]	(40)	(15)
Cross-currency swaps - gross cash inflows		(2,350)	(1,802)
Other derivative financial instruments		(4)	(4)
Gross projected cash inflows		(2,394)	(1,821)
Between1 and 2 years [member]
Financial liabilities - cash outflows
Trade and other payables		171	156
Lease liabilities under IFRS 16		255	259
Other interest-bearing loans and borrowings		479	1,081
Interest payments on other interest-bearing loans and borrowings	[1]	328	309
Cross-currency swaps - gross cash outflows			14
Other derivative financial instruments		1	1
Gross projected cash outflows		1,234	1,820
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[2]	(40)	(15)
Cross-currency swaps - gross cash inflows			(14)
Other derivative financial instruments		(1)	(1)
Gross projected cash inflows		(41)	(30)
Between 2 and 3 years [member]
Financial liabilities - cash outflows
Trade and other payables		49	45
Lease liabilities under IFRS 16		208	217
Other interest-bearing loans and borrowings		1,538	440
Interest payments on other interest-bearing loans and borrowings	[1]	296	290
Gross projected cash outflows		2,091	992
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[2]	(33)	(15)
Gross projected cash inflows		(33)	(15)
Between 3 and 4 years [member]
Financial liabilities - cash outflows
Trade and other payables		209	27
Lease liabilities under IFRS 16		177	177
Other interest-bearing loans and borrowings		741	847
Interest payments on other interest-bearing loans and borrowings	[1]	272	262
Gross projected cash outflows		1,399	1,313
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[2]	(30)	(8)
Gross projected cash inflows		(30)	(8)
Between 4 and 5 years [member]
Financial liabilities - cash outflows
Trade and other payables		181	186
Lease liabilities under IFRS 16		150	152
Other interest-bearing loans and borrowings		1,255	677
Interest payments on other interest-bearing loans and borrowings	[1]	246	255
Gross projected cash outflows		1,832	1,270
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[2]	(22)	(6)
Gross projected cash inflows		(22)	(6)
After 5 years [member]
Financial liabilities - cash outflows
Trade and other payables		371	238
Lease liabilities under IFRS 16		1,085	1,175
Other interest-bearing loans and borrowings		6,805	6,099
Interest payments on other interest-bearing loans and borrowings	[1]	1,952	2,085
Gross projected cash outflows		10,213	9,597
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[2]	(32)	(14)
Gross projected cash inflows		$ (32)	$ (14)

[1]	At 31 December 2020 and 31 December 2019, a portion of the Group’s long-term debt carried variable interest rates. The Group uses the interest rates in effect on 31 December to calculate the interest payments on the long-term debt for the periods indicated.
[2]	The Group uses interest rate swaps to help manage its interest cost. Under these contracts the Group has agreed to exchange at predetermined intervals, the net difference between fixed and variable interest amounts calculated by reference to a pre-agreed notional principal. The Group uses the interest rates in effect on 31 December to calculate the net interest receipts or payments on these contracts.